Trade and other receivables - Provision for impairment of receivables (Details) - Trade receivables - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	£ 394	£ 309
Exchange adjustments	20	24
Charge for the year, net of recoveries	234	181
Uncollectible amounts written off	(136)	(120)
Allowance account for credit losses of financial assets, ending balance	£ 512	£ 394